Prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepaid expenses
Prepaid hosting fees and software licenses	$ 3,211	$ 2,822
Prepaid rent	198	222
Prepaid insurance	1,780	832
Advance payments to the Group's partners for online payment services	89	119
Prepaid insurance and other goods and services	$ 303	$ 72